Goodwill, Product Rights and Other Intangible Assets - Schedule of Goodwill (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
Dec. 31, 2013
Goodwill [Line Items]
Goodwill, beginning balance	$ 4,854.2
Additions through acquisitions and adjustments to acquisition accounting	4,019.3
Measurement period adjustments and other	(35.5)
Impairment losses	(647.5)
Foreign exchange and other adjustments	7.1
Goodwill, ending balance	8,197.6
Actavis Pharma [Member]
Goodwill [Line Items]
Goodwill, beginning balance	4,767.9
Additions through acquisitions and adjustments to acquisition accounting	4,019.3
Measurement period adjustments and other	(35.5)
Impairment losses	(647.5)
Foreign exchange and other adjustments	7.1
Goodwill, ending balance	8,111.3
Anda Distribution [Member]
Goodwill [Line Items]
Goodwill, beginning balance	86.3
Additions through acquisitions and adjustments to acquisition accounting
Measurement period adjustments and other
Impairment losses
Foreign exchange and other adjustments
Goodwill, ending balance	$ 86.3